Intangible assets, airport concessions and goodwill - Net: (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets, airport concessions and goodwill - Net:
Schedule of movements of intangible assets of airport concessions

			Foreign currency
	1/1/2019		translation		Additions (*)		Transfers		12/31/2019

Concessions (Regulated Activity)	Ps.	49,961,253	Ps.	(961,446)	Ps.	591,315	Ps.	995,514	Ps.	50,586,636
Contracts assets		671,496				1,236,196		(929,632)		978,060
Contractor advance						762,578		(65,882)		696,696
Licences and ODC		249,671				30,126				279,797
Commercial Right’s (Unregulated Activity)		6,531,631		(381,902)						6,149,729
Goodwill		2,567,365		—						2,567,365
Accumulated amortization		(10,395,094)		33,462		(1,770,613)				(12,132,245)
	Ps.	49,586,322	Ps.	(1,309,886)	Ps.	849,602		—	Ps.	49,126,038

			Foreign currency
	1/1/2020		translation		Additions (**)		Transfers		12/31/2020

Concessions (Regulated Activity)	Ps.	50,586,636	Ps.	1,059,370	Ps.	107,144	Ps.	932,376	Ps.	52,685,526
Contracts assets		978,060		1,295		3,036,386		(311,676)		3,704,065
Contractor advance		696,696		—		355,809		(620,700)		431,805
Licences and ODC		279,797				84,930				364,727
Commercial Right’s (Unregulated Activity)		6,149,729		340,507						6,490,236
Goodwill		2,567,365		—						2,567,365
Accumulated amortization		(12,132,245)		(79,297)		(1,849,871)				(14,061,413)
	Ps.	49,126,038	Ps.	1,321,875	Ps.	1,734,398			Ps.	52,182,311

(*)       The most significant additions made in 2019 are a) beginning of the first stage of extension of the Mérida Airport terminal; expansion of runways and taxiways in Huatulco Airport; land for the expansion works of terminal four of the Cancún Airport, and b) last stage of the construction of the building of the cargo terminal of the Rionegro Airport and completion of the construction of the modules connecting the terminal building with the parking lot at Rionegro Airport.

(**)     The most significant additions made in 2020 are a) the expansion of the terminal building, commercial platform, runways, taxiways, and roads at the Mérida Airport; b) the commencement of works for the expansion of Terminal 3 and 4 and the expansion of runways, taxiways, platform and roads at Cancún Airport and c) installation of a new system to screen checked baggage in an expanded section of the airport, expansion of the platform commercial runways and taxiways at Huatulco Airport.

Schedule of allocation of goodwill for each operating segment

	December 31,
	2019		2020
Aerostar	Ps.	1,057,651	Ps.	1,057,651
Airplan		1,509,714		1,509,714

	Ps.	2,567,365	Ps.	2,567,365

Schedule of CGU with a significant amount of goodwill

	2019
	Airplan	Aerostar

Discount rate	9.66%	9.60%
Operating costs and expenses annual average	5.25%	4.45%
Departing passenger growth rate	6.70%	2.50%

	2020
	Mexico	Airplan	Aerostar
Discount rate	12.20%	6.92%	9.54%
Operating costs and expenses annual average	3.00%	3.00%	3.00%
Passenger growth rate in the recovery period of each CGU.	34.80%	52.16%	19.37%
Recovery period (years)	5	3	5
Average growth rate of passengers in the period
after the recovery of passengers for each CGU	2.30%	4.90%	1.70%
Hierarchy level of the fair value of the recoverable of the CGU	3	3	3